PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Growth and Income Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.7%
Communication Services : 6.9%
1,962,782
AT&T, Inc.
$ 43,181,204
1.8
167,424  Meta Platforms, Inc.
- Class A
95,840,195
4.0
839,866
(1)
Pinterest, Inc. - Class A
27,186,462
1.1
166,207,861
6.9
Consumer Discretionary : 10.1%
580,288
(1)
Amazon.com, Inc.
108,125,063
4.5
539,725  Las Vegas Sands
Corp.
27,169,756
1.1
120,285
Lowe's Cos., Inc.
32,579,192
1.3
246,529
PVH Corp.
24,857,519
1.0
701,172
Tapestry, Inc.
32,941,061
1.4
120,456
Williams-Sonoma, Inc.
18,661,044
0.8
244,333,635
10.1
Consumer Staples : 5.2%
1,341,190
Kenvue, Inc.
31,021,724
1.3
587,563
Kraft Heinz Co.
20,629,337
0.8
443,216
McCormick & Co., Inc.
36,476,677
1.5
312,352  Philip Morris
International, Inc.
37,919,533
1.6
126,047,271
5.2
Energy : 4.3%
388,488  Chesapeake Energy
Corp.
31,953,138
1.3
235,274
Chevron Corp.
34,648,802
1.5
360,108
HF Sinclair Corp.
16,050,014
0.7
470,770
Schlumberger NV
19,748,801
0.8
102,400,755
4.3
Financials : 9.8%
119,926  Arthur J Gallagher &
Co.
33,743,578
1.4
1,385,288
Bank of America Corp.
54,968,228
2.3
327,559  Bank of New York
Mellon Corp.
23,538,390
1.0
90,508  Goldman Sachs
Group, Inc.
44,811,416
1.8
238,261  Intercontinental
Exchange, Inc.
38,274,247
1.6
220,905  PNC Financial
Services Group, Inc.
40,834,289
1.7
236,170,148
9.8
Health Care : 13.8%
241,548
Abbott Laboratories
27,538,888
1.2
207,588
AbbVie, Inc.
40,994,478
1.7
112,952
Amgen, Inc.
36,394,264
1.5
64,119
Cigna Group
22,213,386
0.9
33,622
Elevance Health, Inc.
17,483,440
0.7
99,655
Stryker Corp.
36,001,365
1.5
75,441  Thermo Fisher
Scientific, Inc.
46,665,539
1.9
78,281  UnitedHealth Group,
Inc.
45,769,335
1.9
54,449  Universal Health
Services, Inc. - Class B
12,469,366
0.5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
59,441
(1)
Vertex
Pharmaceuticals, Inc.
$ 27,644,820
1.2
55,930
(1)
Waters Corp.
20,128,648
0.8
333,303,529
13.8
Industrials : 7.1%
188,273  Booz Allen Hamilton
Holding Corp.
30,643,314
1.3
202,100
Dover Corp.
38,750,654
1.6
394,969
Ingersoll Rand, Inc.
38,770,157
1.6
66,220
Parker-Hannifin Corp.
41,839,120
1.7
48,666
(1)
Saia, Inc.
21,279,695
0.9
171,282,940
7.1
Information Technology : 34.5%
123,719  Accenture PLC - Class
A
43,732,192
1.8
889,871
Apple, Inc.
207,339,943
8.6
83,152
(1)
Aspen Technology, Inc.
19,858,361
0.8
511,195
Broadcom, Inc.
88,181,137
3.7
1,030,604
(1)
Dropbox, Inc. - Class A
26,208,260
1.1
407,978
Microsoft Corp.
175,552,933
7.3
875,704
NVIDIA Corp.
106,345,494
4.4
225,728
Salesforce, Inc.
61,784,011
2.6
271,170  Taiwan Semiconductor
Manufacturing Co.
Ltd., ADR
47,094,094
1.9
135,045
Visa, Inc. - Class A
37,130,623
1.5
76,835
(1)
Workday, Inc. - Class A
18,779,242
0.8
832,006,290
34.5
Materials : 2.1%
531,870
Alcoa Corp.
20,519,545
0.9
204,906  CF Industries
Holdings, Inc.
17,580,935
0.7
44,358  Reliance Steel &
Aluminum Co.
12,828,777
0.5
50,929,257
2.1
Real Estate : 2.3%
270,230
Boston Properties, Inc.
21,742,706
0.9
257,157
Welltower, Inc.
32,923,811
1.4
54,666,517
2.3
Utilities : 3.6%
297,291
Duke Energy Corp.
34,277,653
1.4
331,157
NextEra Energy, Inc.
27,992,701
1.2
272,533  Public Service
Enterprise Group, Inc.
24,312,669
1.0
10,000,000
(2)(3)
Southern Energy
—
0.0
86,583,023
3.6
Total Common Stock
(Cost $1,888,710,975)
2,403,931,226
99.7

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
Voya Growth and Income Portfolio
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.4%
Mutual Funds : 0.4%
10,526,000
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $10,526,000) $ 10,526,000 0.4
Total Short-Term
Investments
(Cost $10,526,000)
$ 10,526,000
0.4
Total Investments in
Securities
(Cost $1,899,236,975) $ 2,414,457,226 100.1
Liabilities in Excess
of Other Assets (1,239,741) (0.1)
Net Assets $ 2,413,217,485 100.0
ADR American Depositary Receipt
(1)
Non-income producing security.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(4)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
3
Voya Growth and Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 166,207,861 $ — $ — $ 166,207,861
Consumer Discretionary 244,333,635 — — 244,333,635
Consumer Staples 126,047,271 — — 126,047,271
Energy 102,400,755 — — 102,400,755
Financials 236,170,148 — — 236,170,148
Health Care 333,303,529 — — 333,303,529
Industrials 171,282,940 — — 171,282,940
Information Technology 832,006,290 — — 832,006,290
Materials 50,929,257 — — 50,929,257
Real Estate 54,666,517 — — 54,666,517
Utilities 86,583,023 — — 86,583,023
Total Common Stock 2,403,931,226 — — 2,403,931,226
Short-Term Investments 10,526,000 — — 10,526,000
Total Investments, at fair value $ 2,414,457,226 $ — $ — $ 2,414,457,226
At September 30, 2024, Voya Growth and Income Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Southern Energy 11/30/2005 $ — $ —
$ — $ —
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 528,360,737
Gross Unrealized Depreciation (13,140,487)
Net Unrealized Appreciation $ 515,220,250